Cover	Aug. 01, 2022
Cover [Abstract]
Entity Registrant Name	DIAMOND WELLNESS HOLDINGS, INC.
Entity Central Index Key	0001746563
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 01, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	CO
Entity File Number	000-55969
Entity Tax Identification Number	46-5470832
Entity Address Address Line 1	3531 Griffin Road
Entity Address City Or Town	Ft. Lauderdale
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33312
City Area Code	800
Local Phone Number	433-0127
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false